Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Roundhill Ball Metaverse ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Ball Metaverse ETF
Class Name	Roundhill Ball Metaverse ETF
Trading Symbol	METV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Ball Metaverse ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/metv/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/metv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Ball Metaverse ETF	$67	0.58%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund had positive performance during the fiscal year. The  NAV for the Fund increased by 30.69%. The  Solactive GBS Global Markets All Cap USD Index TR returned 22.52% over the same period.
The Fund’s performance reflected developments within the Metaverse thematic, including continued investments in immersive augmented reality/virtual reality (AR/VR) experiences, increased enterprise use cases, and artificial intelligence-driven virtual content creation. The Fund’s relative performance was primarily attributable to its industry concentration, which outperformed the broader benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/29/2021)
Roundhill Ball Metaverse ETF NAV	30.69	5.16
Solactive GBS Global Markets All Cap USD Index TR	22.52	9.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/metv/ for more recent performance information.
Net Assets	$ 277,166,659
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 1,754,991
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$277,166,659
Number of Holdings	42
Net Advisory Fee	$1,754,991
Portfolio Turnover	55%
30-Day SEC Yield	-0.12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
ROBLOX Corp.	7.4%
3iQ Ether Staking ETF	6.8%
3iQ Solana Staking ETF	6.7%
Apple, Inc.	6.1%
Alphabet, Inc.	4.4%
NVIDIA Corp.	4.4%
Microsoft Corp.	3.5%
Meta Platforms, Inc.	3.5%
Mount Vernon Liquid Assets Portfolio, LLC	3.4%
Unity Software, Inc.	3.3%

Top Sectors	(%)
Technology	50.6%
Communications	26.4%
Consumer, Cyclical	3.1%
Financial	3.1%
Consumer, Non-cyclical	0.9%
Cash & Other	15.9%

Industry	(%)
Software	25.3%
Internet	24.1%
Semiconductors	19.2%
Computers	6.1%
Diversified Financial Services	3.1%
Media	2.3%
Household Electronics	1.5%
Toys/Games/Hobbies	1.1%
Commercial Services	0.9%
Cash & Other	16.4%

Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy:
Pursuant to the Fund’s principal investment strategy, the Fund will invest in cryptocurrencies to the extent of the Fund’s index, the Ball Metaverse Index, including tokens related to the Solana Network and XRP.
Changes to Fund’s Principal Risks:
Effective upon market close on September 19, 2025, the Fund’s description of its principal risks were revised to reflect the removal of “Cryptocurrency Risk” and “Cryptocurrency ETF Risk” and replaced with descriptions of “Solana Risk” and “XRP Risk”. Please refer to the Fund’s Prospectus for a full description of the principal risks.

Material Fund Change Strategies [Text Block]	Changes to the Fund’s Principal Investment Strategy:Pursuant to the Fund’s principal investment strategy, the Fund will invest in cryptocurrencies to the extent of the Fund’s index, the Ball Metaverse Index, including tokens related to the Solana Network and XRP.
Material Fund Change Risks Change [Text Block]	Changes to Fund’s Principal Risks:Effective upon market close on September 19, 2025, the Fund’s description of its principal risks were revised to reflect the removal of “Cryptocurrency Risk” and “Cryptocurrency ETF Risk” and replaced with descriptions of “Solana Risk” and “XRP Risk”. Please refer to the Fund’s Prospectus for a full description of the principal risks.
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/metv/
Roundhill Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Cannabis ETF
Class Name	Roundhill Cannabis ETF
Trading Symbol	WEED
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Cannabis ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/weed/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/weed/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Cannabis ETF	-$1	-0.01%

Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.01%)
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund had positive performance during the fiscal year. The  NAV for the Fund increased by 22.64%. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
The Fund obtained exposure through derivatives - use of total return swaps referencing underlying equities. The swaps were used to efficiently gain exposure to the underlying asset and did not involve leverage.The Fund’s performance reflected developments within the Cannabis thematic, including policy reform. The Fund’s relative performance was primarily attributable to its industry concentration, which was inline with the performance with the broader benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/19/2022)
Roundhill Cannabis ETF NAV	22.64	-30.46
Solactive GBS Global Markets All Cap USD Index TR	22.52	12.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/weed/ for more recent performance information.
Net Assets	$ 9,485,358
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,485,358
Number of Holdings	11
Net Advisory Fee	$0
Portfolio Turnover	23%
30-Day SEC Yield	1.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Curaleaf Holdings, Inc.	21.3%
First American Government Obligations Fund	1.9%
Green Thumb Industries, Inc.	0.0%
Trulieve Cannabis Corp.	0.0%
Verano Holdings Corp.	0.0%
Cresco Labs, Inc.	0.0%
United States Treasury Bill*	52.6%

Top Sectors	(%)
Consumer, Non-cyclical	21.3%
Cash & Other	78.7%

Industry	(%)
Pharmaceuticals	21.3%
Cash & Other	78.7%
[1]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/weed/
Roundhill Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Magnificent Seven ETF
Class Name	Roundhill Magnificent Seven ETF
Trading Symbol	MAGS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Magnificent Seven ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/mags/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/mags/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Magnificent Seven ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund had positive performance during the fiscal year. The  NAV for the Fund increased by 22.96%. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
The Fund obtained exposure through derivatives - use of total return swaps referencing underlying equities. The swaps were used to efficiently gain exposure to the underlying asset and did not involve leverage. The Fund’s performance reflected developments in the adoption of Artificial Intelligence (AI), including accelerating cloud and semiconductor demand. The Fund’s relative performance was primarily attributable to its industry concentration, which was inline with the performance with the broader benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/10/2023)
Roundhill Magnificent Seven ETF NAV	22.96	44.67
Solactive GBS Global Markets All Cap USD Index TR	22.52	19.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/mags/ for more recent performance information.
Net Assets	$ 3,966,415,131
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 7,501,117
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,966,415,131
Number of Holdings	30
Net Advisory Fee	$7,501,117
Portfolio Turnover	27%
30-Day SEC Yield	1.82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Amazon.com, Inc.	14.3%
Alphabet, Inc.	14.3%
Meta Platforms, Inc.	14.2%
Apple, Inc.	14.2%
Microsoft Corp.	14.2%
Tesla, Inc.	14.2%
NVIDIA Corp.	14.2%
First American Government Obligations Fund	4.2%
United States Treasury Bill*	51.3%

Top Sectors	(%)
Technology	15.8%
Communications	14.4%
Consumer, Cyclical	5.1%
Cash & Other	64.7%

Industry	(%)
Internet	14.4%
Software	5.7%
Semiconductors	5.1%
Auto Manufacturers	5.1%
Computers	5.0%
Cash & Other	64.7%
[2]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/mags/
Roundhill Sports Betting & iGaming ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Sports Betting & iGaming ETF
Class Name	Roundhill Sports Betting & iGaming ETF
Trading Symbol	BETZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Sports Betting & iGaming ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/betz/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/betz/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Sports Betting & iGaming ETF	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund had positive performance during the fiscal year. The NAV for the Fund increased by 16.02%. The  Solactive GBS Global Markets All Cap USO Index TR returned 22.52% over the same period.
The Fund’s performance reflected developments within Sports Betting & iGaming, including continued rapid growth of market share, new betting formats and bet types, as well as mobile and digital innovation. The Fund’s relative performance was primarily attributable to its industry concentration, which underperformed the broader benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/03/2020)
Roundhill Sports Betting & iGaming ETF NAV	16.02	-2.84	6.99
Solactive GBS Global Markets All Cap USD Index TR	22.52	11.01	14.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/betz/ for more recent performance information.
Net Assets	$ 63,364,775
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 558,208
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$63,364,775
Number of Holdings	29
Net Advisory Fee	$558,208
Portfolio Turnover	26%
30-Day SEC Yield	0.97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	21.0%
Flutter Entertainment PLC	9.7%
DraftKings, Inc.	6.7%
Evolution AB	6.1%
Entain PLC	5.5%
Churchill Downs, Inc.	5.4%
Lottomatica Group SpA	5.3%
FDJ UNITED	5.0%
Betsson AB	5.0%
Super Group SGHC Ltd.	5.0%

Top Ten Countries	(%)
United States	55.0%
Australia	15.7%
Sweden	11.1%
United Kingdom	7.3%
Greece	5.6%
Italy	5.3%
France	5.1%
Guernsey	5.0%
Switzerland	3.8%
Cash & Other	-13.9%

Top Sectors	(%)
Consumer, Cyclical	96.2%
Technology	1.8%
Communications	1.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/betz/
Roundhill Video Games ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Video Games ETF
Class Name	Roundhill Video Games ETF
Trading Symbol	NERD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Video Games ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nerd/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/nerd/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Video Games ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund had positive performance during the fiscal year. The NAV for the Fund increased by 22.47%. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
The Fund’s performance reflected developments within the Video Games thematic, including accelerating adoption of generative Artificial Intelligence (AI) in game development and strong console hardware momentum. The Fund’s relative performance was primarily attributable to its industry concentration, which was inline with the performance with the broader benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/03/2019)
Roundhill Video Games ETF NAV	22.47	-3.43	8.63
Solactive GBS Global Markets All Cap USD Index TR	22.52	11.01	13.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/nerd/ for more recent performance information.
Net Assets	$ 19,406,859
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 114,966
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$19,406,859
Number of Holdings	41
Net Advisory Fee	$114,966
Portfolio Turnover	64%
30-Day SEC Yield	0.70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
NetEase, Inc.	10.8%
Nintendo Co. Ltd.	10.8%
ROBLOX Corp.	8.3%
Electronic Arts, Inc.	7.7%
Take-Two Interactive Software, Inc.	7.4%
Nexon Co. Ltd.	4.5%
Konami Group Corp.	4.3%
Unity Software, Inc.	4.3%
Bandai Namco Holdings, Inc.	4.0%
Capcom Co. Ltd.	3.4%

Top Ten Countries	(%)
Japan	35.1%
United States	27.7%
China	16.9%
South Korea	9.5%
Sweden	3.4%
Poland	2.3%
Taiwan	2.3%
Israel	0.9%
France	0.7%
Cash & Other	1.2%

Top Sectors	(%)
Technology	82.6%
Consumer, Cyclical	14.7%
Communications	2.6%
Cash & Other	0.1%

Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy:
Effective September 30, 2025, the Fund converted from a passively-managed index fund that seeks to track the performance, before fees and expenses, of the  Nasdaq CTA Global Video Games Software Index™ into an actively managed fund that seeks total return  by investing in the equity securities of Video Game Companies.
Changes to Fund’s Principal Risks:
Effective September 30, 2025, the Fund’s description of its principal risks were revised to reflect the removal of Concentration Risk (and the Entertainment Industry Risk sub-risk), Index Provider Risk, Passive Investment Risk and Tracking Error Risk discussions  and replaced with descriptions of Industry Exposure Risk and Management Risk. Please refer to the Fund’s Prospectus for a full description of the principal risks.
Changes to the Fund’s Primary Listing Exchange:
Effective September 30, 2025, the Fund transferred its primary listing to the Cboe BZX Exchange, Inc. and is no longer listed on the NASDAQ Stock Market, LLC.

Material Fund Change Strategies [Text Block]	Changes to the Fund’s Principal Investment Strategy:Effective September 30, 2025, the Fund converted from a passively-managed index fund that seeks to track the performance, before fees and expenses, of the Nasdaq CTA Global Video Games Software Index™ into an actively managed fund that seeks total return by investing in the equity securities of Video Game Companies.
Material Fund Change Risks Change [Text Block]	Changes to Fund’s Principal Risks:Effective September 30, 2025, the Fund’s description of its principal risks were revised to reflect the removal of Concentration Risk (and the Entertainment Industry Risk sub-risk), Index Provider Risk, Passive Investment Risk and Tracking Error Risk discussions and replaced with descriptions of Industry Exposure Risk and Management Risk. Please refer to the Fund’s Prospectus for a full description of the principal risks.
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/nerd/

[1]
*	Held for cash and collateral management purposes.

[2]
*	Held for cash and collateral management purposes.